RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group for the six months ended June 30, 2026 and 2025:

Name of related parties	Relationships with the Group
ABio-X Holdings, Inc.

A wholly-owned subsidiary of C-Bridge V Investment Holding Limited, which is a wholly-owned subsidiary of C-Bridge Healthcare Fund V, L.P. C-Bridge Healthcare Fund V, L.P. and its affiliates hold more than 15% of the total outstanding shares of the Company.

Everest Medicines (Singapore) Pte. Ltd	A subsidiary of Everest Medicines Limited, one of Group’s principal shareholders.
AffaMed Therapeutics (HK) Limited	An affiliate of CBC Group, one of the Group’s principal shareholders.
C-Bridge Joint Value Creation (HK) Limited	A subsidiary of CBC Group, one of the Group’s principal shareholders.

The following table summarizes the Group’s major transactions with related parties for the periods presented:

		Six Months Ended June 30,
		2026	2025
Services received from related parties:
AffaMed Therapeutics (HK) Limited	R&D service fee charged for Visara	$16	$—

ABio-X Holdings, Inc.	Business development and related services	466	55
C-Bridge Joint Value Creation (HK) Limited	Consulting services	94	—
Total services received from related parties		$576	$55

The following table summarizes the amounts due to related parties for the periods presented:

		As of
		June 30, 2026	December 31, 2025
ABio-X Holdings, Inc.	Accruals and other payables	$26	$1,131
C-Bridge Joint Value Creation (HK) Limited	Accruals and other payables	94	—
Total accruals and other payables to related parties		$120	$1,131